Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of presents summary information by segment
	Education services	Comprehensive human resources services	Others	Elimination adjustment	Total
	RMB	RMB	RMB	RMB	RMB
Net revenue	41,353,741	7,828,415	-	-	49,182,156
(Loss) /income before income tax expense	(7,518,721)	2,204,192	(2,352,658)	-	(7,667,187)
Net (loss)/income	(7,573,746)	1,835,174	(2,352,658)	-	(8,091,230)
Assets	497,225,087	8,730,595	212,869,438	(109,898,666)	608,926,454